Note 6 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)	12 Months Ended		147 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021
Statement Line Items [Line Items]
Exploration expenses	$ 2,412,997	$ 1,669,212	$ 19,560,021
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	704,915	485,573	2,886,041
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	385,593	153,404	1,224,806
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	336,792	130,287	1,144,741
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	279,499	227,127	1,835,808
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	269,574	287,210	6,740,518
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	150,736	109,162	1,146,158
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration expenses	137,200	45,032	312,386
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	114,290	145,118	259,408
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	31,140	82,989	114,129
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration expenses	3,258	0	269,188
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration expenses	0	1,668	1,819,966
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration expenses	0	0	209,772
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration expenses	0	0	30,902
Other project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 0	$ 1,642	$ 1,566,198